Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2020
Financial risk
Schedule of Group's continuing hedge relationships

2018

			Other comprehensive income
					Fair value
					loss
			Opening	Fair value	recycled	Closing
	Nominal		balance	loss/(gain)	to the	balance			Average
	amounts	Carrying	1 January	deferred	income	31 December	Average	Average	pay
	in local	value	2018	to OCI	statement	2018	maturity	USD FX	interest
	currency	$m	$m	$m	$m	$m	year	rate	rate
Fair value hedge – foreign currency and interest rate risk
Cross currency interest rate swap – Euro bond	EUR 300m	16	–	–	–	–	2021	1.09	USD LIBOR + 1.27%
Cash flow hedges – foreign currency and interest rate risk
Cross currency interest rate swaps – Euro bonds	EUR 2,200m	101	(76)	95	(111)	(92)	2025	1.14	USD 2.69%
Net investment hedge – foreign exchange risk[4]
Transactions matured pre 2018		–	(338)	–	–	(338)	–	–	–
Cross currency interest rate swap – JPY investment	JPY 58.5bn	213	(223)	10	–	(213)	2019	78.01	JPY 0.35%
Cross currency interest rate swap – CNY investment	CNY 458m	(4)	4	–	–	4	2026	6.68	CNY 4.80%
Cross currency interest rate swap – CNY investment	CNY 919m	–	(12)	(6)	–	(18)	2018	6.09	CNY 3.12%
Foreign currency borrowing – GBP investment	GBP 350m	(443)	(240)	(25)	–	(265)	2031	n/a	GBP 5.75%
Foreign currency borrowing – EUR investment	EUR 450m	(508)	65	(21)	–	44	2021	n/a	EUR 0.88%
Contingent consideration liabilities and Acerta Pharma put option liability – AZUK and AZAB USD investments	USD 6,015m	(6,015)	1,239	566	–	1,805	–	–	–

2019

			Other comprehensive income
					Fair value
					loss
			Opening	Fair value	recycled	Closing
	Nominal		balance	loss/(gain)	to the	balance			Average
	amounts	Carrying	1 January	deferred	income	31 December	Average	Average	pay
	in local	value	2019	to OCI	statement	2019	maturity	USD FX	interest
	currency	$m	$m	$m	$m	$m	year	rate	rate
Fair value hedge – foreign currency and interest rate risk[1]
Cross currency interest rate swap – Euro bond	EUR 300m	10	–	–	–	–	2021	1.09	USD LIBOR + 1.27%
Cash flow hedges – foreign currency and interest rate risk[2,4]
Cross currency interest rate swaps – Euro bonds	EUR 2,200m	(13)	(92)	114	(52)	(30)	2025	1.14	USD 2.69%
Net investment hedge – foreign exchange risk[3,4]
Transactions matured pre 2019		–	(356)	–	–	(356)	–	–	–
Cross currency interest rate swap – JPY investment[5]	JPY 58.5bn	–	(213)	4	–	(209)	2019	78.01	JPY 0.35%
Cross currency interest rate swap – JPY investment	JPY 58.3bn	4	–	(4)	–	(4)	2029	108.03	JPY 1.53%
Cross currency interest rate swap – CNY investment	CNY 458m	(1)	4	(3)	–	1	2026	6.68	CNY 4.80%
Foreign currency borrowing – GBP investment	GBP 350m	(457)	(265)	14	–	(251)	2031	n/a	GBP 5.75%
Foreign currency borrowing – EUR investment	EUR 450m	(498)	44	(10)	–	34	2021	n/a	EUR 0.88%
Contingent consideration liabilities and Acerta Pharma put option liability – AZUK and AZAB USD investments	USD 5,583m	(5,583)	1,805	248	–	2,053	–	–	–

2020

			Other comprehensive income
					Fair value
					gain
			Opening	Fair value	recycled	Closing
	Nominal		balance	(gain)/loss	to the	balance			Average
	amounts	Carrying	1 January	deferred	income	31 December	Average	Average	pay
	in local	value	2020	to OCI	statement	2020	maturity	USD FX	interest
	currency	$m	$m	$m	$m	$m	year	rate	rate
Fair value hedge – foreign currency and interest rate risk[1]
Cross currency interest rate swap – Euro bond	EUR 300m	43	–	–	–	–	2021	1.09	USD LIBOR + 1.27%
Cash flow hedges – foreign currency and interest rate risk[2,4,6]
Cross currency interest rate swaps – Euro bonds	EUR 2,200m	150	(30)	(163)	239	46	2025	1.14	USD 2.69%
FX Forwards − short term FX risk	USD 618m	5	–	(20)	15	(5)	2021	–	–
Net investment hedge – foreign exchange risk[3,4]
Transactions matured pre 2020		–	(565)	–	–	(565)	–	–	–
Cross currency interest rate swap – JPY investment	JPY 58.5bn	19	(4)	(15)	–	(19)	2029	108.03	JPY 1.53%
Cross currency interest rate swap – CNY investment	CNY 458m	(2)	1	1	–	2	2026	6.68	CNY 4.80%
Foreign currency borrowing – GBP investment	GBP 350m	(475)	(251)	18	–	(233)	2031	n/a	GBP 5.75%
Foreign currency borrowing – EUR investment	EUR 450m	(548)	34	51	–	85	2021	n/a	EUR 0.88%
Contingent consideration liabilities and Acerta Pharma put option liability – AZUK and AZAB USD investments	USD 5,252m	(5,252)	2,053	(642)	–	1,411	–	–	–

1.	Hedge ineffectiveness recognised on swaps designated in a fair value hedge during the period was a gain of $1m (2019: gain of $3m).
2.	Hedge ineffectiveness recognised on swaps designated in a cash flow hedge during the period was $nil (2019: $nil).
3.	Hedge ineffectiveness recognised on swaps designated in a net investment hedge during the period was $nil (2019: $nil).
4.	Fair value movements on cross currency interest rate swaps in cash flow hedge and net investment hedge relationships are shown inclusive of the impact of costs of hedging.
5.

In September 2019, the maturity of our JPY 58.5bn cross currency interest rate swap resulted in a net cash inflow of $209m. The cash flow associated with the settlement has been reflected in cash flows from investing activities within the Consolidated Statement of Cash Flows on page [179], as its primary purpose was to hedge the translation foreign exchange risk arising on the consolidation of the Group’s net investment in Japan.

6.

Nominal amount of FX forwards in a cash flow hedge of USD 618m represents the USD equivalent notional of the FX forwards. By currency, the nominal amounts were SEK 3,310m at FX rate 8.35373, RMB 366m at 6.5561, JPY 4,690m at 103.5085 and EUR 99m at 1.21918. All FX forwards in a cash flow hedge mature on 25 January 2021.

Schedule of liquidity risk

	Bank					Total	Derivative		Derivative		Total
	overdrafts				Trade	non-derivative	financial		financial		derivative
	and other		Finance		and other	financial	instruments		instruments		financial
	loans	Bonds	leases	[1]	payables	instruments	receivable	[2]	payable	[2]	instruments	[2]	Total
	$m	$m	$m		$m	$m	$m		$m		$m		$m
Within one year	774	1,629	–		13,029	15,432	(10,368)		10,171		(197)		15,235
In one to two years	7	2,210	–		1,688	3,905	(35)		82		47		3,952
In two to three years	14	2,002	–		833	2,849	(950)		974		24		2,873
In three to four years	–	1,813	–		3,340	5,153	(30)		58		28		5,181
In four to five years	–	2,069	–		776	2,845	(30)		58		28		2,873
In more than five years	–	17,405	–		2,084	19,489	(2,084)		2,154		70		19,559
	795	27,128	–		21,750	49,673	(13,497)		13,497		–		49,673
Effect of interest	(2)	(8,669)	–		–	(8,671)	251		(509)		(258)		(8,929)
Effect of discounting, fair values and issue costs	(17)	(122)	–		(2,139)	(2,278)	(9)		(117)		(126)		(2,404)
31 December 2018	776	18,337	–		19,611	38,724	(13,255)		12,871		(384)		38,340

	Bank				Total	Derivative		Derivative	Total
	overdrafts			Trade	non-derivative	financial		financial	derivative
	and other		Lease	and other	financial	instruments		instruments	financial
	loans	Bonds	liability	payables	instruments	receivable	[2]	payable	instruments	Total
	$m	$m	$m	$m	$m	$m		$m	$m	$m
Within one year	234	2,207	205	14,054	16,700	(11,956)		11,985	29	16,729
In one to two years	14	1,970	158	1,769	3,911	(955)		976	21	3,932
In two to three years	–	1,810	117	1,811	3,738	(54)		67	13	3,751
In three to four years	–	2,068	79	1,592	3,739	(54)		67	13	3,752
In four to five years	–	1,479	50	1,652	3,181	(1,051)		1,079	28	3,209
In more than five years	–	15,906	128	1,052	17,086	(1,648)		1,654	6	17,092
	248	25,440	737	21,930	48,355	(15,718)		15,828	110	48,465
Effect of interest	(1)	(8,038)	–	–	(8,039)	409		(488)	(79)	(8,118)
Effect of discounting, fair values and issue costs	(3)	(94)	(62)	(1,619)	(1,778)	(20)		(54)	(74)	(1,852)
31 December 2019	244	17,308	675	20,311	38,538	(15,329)		15,286	(43)	38,495

	Bank				Total	Derivative	Derivative	Total
	overdrafts			Trade	non-derivative	financial	financial	derivative
	and other		Lease	and other	financial	instruments	instruments	financial
	loans	Bonds	liability	payables	instruments	receivable	payable	instruments	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Within one year	667	2,136	207	15,812	18,822	(9,719)	9,620	(99)	18,723
In one to two years	–	1,839	168	2,584	4,591	(60)	67	7	4,598
In two to three years	–	2,101	120	1,658	3,879	(59)	67	8	3,887
In three to four years	–	1,617	82	1,728	3,427	(1,151)	1,080	(71)	3,356
In four to five years	–	2,502	53	722	3,277	(36)	40	4	3,281
In more than five years	–	16,921	108	1,435	18,464	(1,707)	1,652	(55)	18,409
	667	27,116	738	23,939	52,460	(12,732)	12,526	(206)	52,254
Effect of interest	–	(7,974)	–	–	(7,974)	379	(405)	(26)	(8,000)
Effect of discounting, fair values and issue costs	(1)	(109)	(57)	(2,070)	(2,237)	(70)	24	(46)	(2,283)
31 December 2020	666	19,033	681	21,869	42,249	(12,423)	12,145	(278)	41,971

1.	Comparative figures relate to Finance leases recognised under IAS 17.
2.

The maturity profile table has been amended in 2019 to show gross derivative flows and to include all derivatives shown in Note 13 on page [203]. In previous periods the table separately disclosed the net cash flows on interest rate swaps and cross-currency swaps. Other derivative instruments amounting to $18m in 2018 were not included in the table.

Schedule of market risk

			2020			2019			2018
	Fixed rate	Floating rate	Total	Fixed rate	Floating rate	Total	Fixed rate	Floating rate	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial liabilities
Interest-bearing loans and borrowings
Current	1,357	1,029	2,386	1,785	225	2,010	999	755	1,754
Non-current	17,005	989	17,994	14,893	1,324	16,217	16,038	1,321	17,359
Total	18,362	2,018	20,380	16,678	1,549	18,227	17,037	2,076	19,113
Financial assets
Fixed deposits	42	–	42	38	–	38	40	–	40
Cash and cash equivalents	–	7,832	7,832	–	5,369	5,369	–	4,831	4,831
Total	42	7,832	7,874	38	5,369	5,407	40	4,831	4,871

Schedule of market risk on equity securities

	2020	2019	2018
	$m	$m	$m
Equity securities at fair value through Other comprehensive income (Note 12)	1,108	1,339	833
Total	1,108	1,339	833

Schedule of foreign currency risk

.

		Interest rates		Exchange rates
31 December 2018	+1%	−1%	+10%	−10%
Increase/(decrease) in fair value of financial instruments ($m)	1,130	(1,267)	(146)	161
Impact on profit: (loss)/gain ($m)	–	–	(299)	348
Impact on equity: gain/(loss) ($m)	–	–	153	(187)

		Interest rates		Exchange rates
31 December 2019	+1%	−1%	+10%	−10%
Increase/(decrease) in fair value of financial instruments ($m)	1,417	(1,521)	(4)	(36)
Impact on profit: (loss)/gain ($m)	–	–	(174)	172
Impact on equity: gain/(loss) ($m)	–	–	170	(208)

		Interest rates		Exchange rates
31 December 2020	+1%	−1%	+10%	−10%
Increase/(decrease) in fair value of financial instruments ($m)	1,696	(1,758)	114	(132)
Impact on profit: (loss)/gain ($m)	–	–	(57)	74
Impact on equity: gain/(loss) ($m)	–	–	171	(206)

Schedule of the movement in provisions for trade receivables

	2020	2019	2018
	$m	$m	$m
At 1 January	21	38	16
Net movement recognised in income statement	3	(13)	22
Amounts utilised, exchange and other movements	(1)	(4)	–
At 31 December	23	21	38

Credit risk assets
Financial risk
Schedule of credit risk

Current assets

	2020	2019	2018
	$m	$m	$m
Cash at bank and in hand	1,182	755	893
Money market liquidity funds	6,602	4,110	3,435
Collateralised repurchase agreement	–	400	400
Other short-term cash equivalents	48	104	103
Total Cash and cash equivalents (Note 17)	7,832	5,369	4,831
Fixed income securities at fair value through profit and loss (Note 12)	118	811	809
Fixed deposits (Note 12)	42	38	40
Total derivative financial instruments (Note 13)	142	36	258
Current assets subject to credit risk	8,134	6,254	5,938

Non-current assets

	2020	2019	2018
	$m	$m	$m
Fixed income securities at fair value through profit and loss (Note 12)	–	62	–
Derivative financial instruments (Note 13)	171	61	157
Non-current assets subject to credit risk	171	123	157

Trade receivables
Financial risk
Schedule of credit risk

		0-90 days	90-180 days	Over 180 days
31 December 2018	Current	past due	past due	past due	Total
Expected loss rate	0.05%	0.75%	10%	47%
Gross carrying amount ($m)	2,854	82	27	70	3,033
Loss allowance ($m)	1	1	3	33	38

		0-90 days	90-180 days	Over 180 days
31 December 2019	Current	past due	past due	past due	Total
Expected loss rate	0.05%	0.75%	2%	44%
Gross carrying amount ($m)	3,178	312	82	34	3,606
Loss allowance ($m)	2	2	2	15	21

		0-90 days	90-180 days	Over 180 days
31 December 2020	Current	past due	past due	past due	Total
Expected loss rate	0.05%	2.00%	19%	61%
Gross carrying amount($m)	3,659	124	21	25	3,829
Loss allowance ($m)	2	2	4	15	23